Financial Instruments and Risk Management - Summary of Changes in Value of Options (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Variation in fair value	R$ 48	R$ 187	R$ 55
Put option - SAAG [member]
Disclosure of financial liabilities [line items]
Balance	312	196	148
Variation in fair value		121
Adjustment to fair value	107		48
Reversals		(5)
Balance	R$ 419	R$ 312	R$ 196